Tax situation - Reconciliation of tax expense (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2019	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax Explanatory
Income (loss) before income tax			$ (43,535)	$ 27,033	$ 92,667
Peruvian statutory tax rate			29.50%	32.00%	32.00%
Income tax expense (income)			$ 25,766	$ (22,462)	$ (12,796)
Adjustment due to income tax rate applicable to la Quinua			14,995	(15,248)	24,502
Total income tax expense (benefit)			25,590	(26,879)	(17,888)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Income (loss) before income tax			$ (30,329)	$ (52,220)	$ (168,428)
Peruvian statutory tax rate	29.00%	29.50%	29.50%	29.50%	29.50%
Income tax expense (income)			$ (8,947)	$ (15,405)	$ (49,686)
Valuation allowance on deferred tax asset			46,473	23,771	50,960
Effect of change in income tax rate			(4,217)	0	0
Mining taxes			8,068	6,260	3,530
Non-deductible expenses			13,045	6,962	4,204
Adjustment due to income tax rate applicable to la Quinua				(176)	(124)
Income tax prior years refunds			6,450	7,885	(1,858)
Fines from prior years, note 24			4,056	0	0
Total income tax expense (benefit)			$ 64,928	$ 29,297	$ 7,026